STOCKHOLDERS' EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Equity [Abstract]
STOCKHOLDERS EQUITY

NOTE 12 – STOCKHOLDERS’ EQUITY

Preferred Stock

The Company is authorized within the limitations and restrictions stated in the Amended and Restated Articles of Incorporation of the Company, to provide by resolution or resolutions for the issuance of 50,000,000 shares of Preferred Stock, par value $0.0001 per share in such series and with such designations, preferences and relative, participating, optional or other special rights and qualifications, limitations or restrictions as the Company’s Board of Directors shall fix by resolution or resolutions providing for the issuance thereof duly adopted by the Board of Directors.

Series B Convertible Preferred Stock

Each share of Series B Convertible Preferred Stock is convertible into one share each of the Company’s common stock. The holders of the Company’s Series B Preferred Stock are entitled to the same number of votes per share of common stock that the holder of the Series B Preferred Stock may convert into at the time of the vote. In the event of a liquidation, dissolution or winding up of the business of the Company, the holder of the Series B Preferred Stock would have preferential payment and distribution rights over any other class or series of capital stock that provides for Series B Preferred Stock’s preferential payment and over the Company’s Common Stock. Between October 2011 and December 2011, 7,500,000 shares of Series B Preferred Stock were converted into 7,500,000 shares of common stock. On February 3, 2012, 500,000 shares of Series B Preferred Stock were converted into 500,000 shares of common stock.  The Company valued these common shares at par value. The Series B Preferred stock does not include any mandatory redeemable provisions. As of June 30, 2012, 8,000,000 shares of  Series B Preferred Stock, $0.0001 par value were authorized with none issued and outstanding.

NOTE 12 – STOCKHOLDERS’ EQUITY (continued)

Series C Convertible Preferred Stock

On September 29, 2011, the Company sold 3,284,396 shares of Series C Convertible Preferred Stock and two-year warrants (the “Series C Preferred Warrants”) to purchase 9,853,188 shares of Common Stock at an exercise price of $0.60 per share for an aggregate purchase price of $3,284,396. Each share of Series C Preferred Stock is convertible into shares of common stock at a conversion price of $0.50 per share, subject to adjustment in the event the Company issues common stock or securities convertible into or exercisable for shares of common stock at a price lower than the conversion price then in effect, but not less than $0.30 per share. The Series C Preferred Stock has a stated value of $1.50 per share. In the event of the liquidation, dissolution or winding up of the business of the Company, each share of Series C Preferred Stock shall be entitled to receive, a preferential amount in cash equal to the stated value. The Series C Preferred Warrants may be exercised until the second anniversary of issuance at a cash exercise price of $0.60 per share, subject to adjustment. The Series C Preferred Warrants may be exercised on a cashless basis at any time after the original date of issuance. On September 29, 2011, the Company issued 4,429,415 shares of common stock in connection with the exercise of the 9,853,188 Sereis C Preferred Warrants on a cashless basis. In June 2012, the conversion price of the Series C Preferred Stock was adjusted to $0.32 per share as a result of certain anti-dilution provisions contained therein due to the sale of the Company’s common stock at $0.32 per share. In June 2012, 3,284,396 shares of Series C Preferred Stock were converted into 10,263,738 shares of the Company’s common stock.

The Series C Preferred Stock does not include any mandatory redeemable provisions. As of June 30, 2012, 3,284,396 shares of Series C Preferred Stock, $0.0001 par value were authorized with none issued and outstanding.

Series D Convertible Preferred Stock

On February 21, 2012, the Company designated 1,000,000 shares of 9.0% Series D Cumulative Convertible Preferred Stock. Each share of Series D Preferred Stock is convertible (together with accrued and unpaid dividends thereon) into shares of the Company’s common stock at a conversion price of $0.40 per share, subject to equitable adjustments after such events as stock dividends, stock splits or fundamental corporate transactions, and subject to anti-dilution provisions. The holders of the Company’s Series D Convertible Preferred Stock do not have voting rights.  Upon liquidation, dissolution or winding up of the Company’s business, each holder of Series D Preferred Stock shall be entitled to receive, for each share thereof a preferential amount in cash equal to $1.00.  All preferential amounts to be paid to the holders of Series D Preferred Stock in connection with such liquidation, dissolution or winding up shall be paid before the payment or distribution of any assets to the holders of (i) any other class or series of capital stock and (ii) of the Company’s common stock. The Company is required to redeem in cash all or portion of the Series D Preferred Stock upon the occurrence of a major transactions such as a consolidation, merger or other business combination, sale and transfer of more than 50% of any of the Company’s assets, or the closing of a purchase with more than 50% of the outstanding shares of stock tendered and the inability of the Company to convert any portion of the Series D Preferred stock due to insufficient authorized number of shares of common stock as defined in the certificate of designation. The redemption price is equivalent to the sum of (i) the greater of (A) 110% of the aggregate stated value of the outstanding shares of the Series D Preferred Stock plus all accrued dividends and (B) the aggregate stated value of the outstanding shares of the Series D Preferred Stock plus all accrued dividends divided by the conversion price on the date of the major transaction redemption price is demanded or the date the major transaction redemption price is paid in full whichever is less multiplied by the volume weighted average price on (x) the date of the major transaction redemption price is demanded and (y) the date the major transaction redemption price is paid in full whichever is greater and (ii) all other amounts, costs, expenses and liquidated damages. The Company believes that the occurrence of the major transactions as defined in the certificate of designations are considered conditional events and as a result the instrument does not meet the definition of mandatorily redeemable financial instrument based from ASC 480-10-25 “Distinguishing Liabilities from Equity”.

NOTE 12 – STOCKHOLDERS’ EQUITY (continued)

However, this financial instrument would be assessed at each reporting period to determine whether circumstances have changed such that the instrument now meets the definition of a mandatorily redeemable instrument (that is, the event is no longer conditional). If the event has occurred, the condition is resolved, or the event has become certain to occur, the financial instrument will be reclassified as a liability.

On April 11, 2012, the Company filed an amendment to the Certificate of Designation for the Series D Preferred Stock with the Secretary of State of the State of Nevada to increase the number of authorized shares of Series D Preferred Stock that may be issued by the Company to 7,500,000. In June 2012, the conversion price of the Company’s Series D Convertible Preferred Stock was adjusted to $0.32 per share as a result of certain anti-dilution provisions contained therein due to the sale of the Company’s common stock at $0.32 per share.

On February 23, 2012, the Company entered into a Stock Purchase Agreement with two subscribers and sold 1,000,000 shares of the Series D Preferred Stock and an aggregate of 8,750,000 warrants to acquire shares of Common Stock for an aggregate purchase price of $1,000,000 (the “Series D Preferred Stock Purchase Price”).

All of the proceeds from the Series D Preferred Stock Purchase Price were used to prepay (i) $800,000 of that certain senior secured convertible promissory note to Platinum and (ii) $200,000 of that certain senior secured convertible promissory note to Lakewood (see Note 7).

In accordance with ASC 505 (“Equity - Dividends and Stock Splits”), the Series D Preferred Stock was considered to have an embedded beneficial conversion feature (ECF) because the conversion price was less than the fair value of the Company’s common stock. This Series D Preferred Stock was fully convertible at the issuance date, therefore a portion of proceeds allocated to the Series D Preferred Stock of $1,000,000 was determined to be the value of the beneficial conversion feature and was recorded as a preferred deemed dividend. In connection with the initial sales of the Series D Preferred Stock, the initial estimated fair values allocated to the ECF were $226,629 and the fair value allocated to the warrants of $773,371was recorded as a preferred deemed dividend on February 23, 2012.

The assumptions used valuing the warrants include:

Risk free interest rate (annual)	0.88%
Expected volatility	110%
Expected life	5 Years
Assumed dividends	none

In connection with the March Note Assignment and Assumption Agreement, $1,100,000 of the notes were amended to allow for its conversion into the Company’s Series D Preferred Stock equivalent to the stated value of the Series D Preferred Stock.  As such, the Company issued a total of 1,100,000 shares of Series D Preferred Stock and an additional 227,586 shares of Series D Preferred Stock in consideration for the conversion of this convertible promissory note into shares of Series D Preferred Stock (see Note 7).

On March 30, 2012, the Company also amended the $2.4 million note assigned to FGIT to allow for the conversion of this note into the Company’s Series D Preferred Stock at $1.00 per share. FGIT agreed to fully convert this note (together with accrued and unpaid interest thereon) into 2,421,600 shares of Series D Preferred Stock and an additional 501,021 shares of Series D Preferred Stock in consideration for the conversion of this note into shares of Series D Preferred Stock (see Note 7).

NOTE 12 – STOCKHOLDERS’ EQUITY (continued)

On March 30, 2012, the Company amended a convertible promissory note to allow for the conversion of such note into the Company’s Series D Preferred Stock at $1.00 per share. The holder of this note agreed to fully convert this note (together with accrued and unpaid interest thereon) into 1,024,744 shares of Series D Preferred Stock and an additional 212,017 shares of Series D Preferred Stock in consideration for the conversion of this Note into shares of Series D Preferred Stock (see Note 8).

The Company recorded loss from extinguishment of debts for a total of $2,436,888 in connection with the note conversions and preferred deemed dividend of $537,499 in connection with the issuance of the additional shares of Series D Preferred Stock discussed above.

On March 30, 2012, the holder of the 400,000 shares of the Company’s Series D Preferred Stock converted his shares of Series D Preferred Stock into 1,153,143 shares of the Company’s Common Stock (which included accrued and unpaid dividends thereon). The Company recorded preferred deemed dividend of $79,278 in connection with the conversion of the Series D Preferred Stock into the Company’s common stock at an adjusted conversion price of $0.35 per share.

In June 2012, 6,086,968 shares of Series D Preferred Stock were converted into 19,021,775 shares of the Company’s common stock in June 2012.  Additionally, as consideration for agreeing to convert its Series C Preferred Stock and Series D Preferred Stock, the Company issued an additional 3,000,000 shares of common stock to the preferred shareholder and such shares were valued at the fair market value on the date of grant at $0.36 per share or $1,086,000 and have been included in preferred stock deemed dividend.

The Company recognized preferred stock dividends of $21,150 related to the Series D Preferred Stock during the six months ended June 30, 2012. Accrued dividends amounted to $17,550 as of June 30, 2012. As of June 30, 2012, there were 7,500,000 shares of Series D Preferred Stock authorized and none issued and outstanding.

Common Stock

Between January 2012 and February 2012, the Company sold an aggregate of 2,237,500 units (the “Units”) with net proceeds to the Company of $847,500. Each Unit was sold for a purchase price of $0.40 per Unit and consisted of: (i) one share of common stock and (ii) a two-year warrant to purchase fifty percent (1,118,750 warrants) of the number of shares of common stock purchased at an exercise price of $0.60 per share, subject to adjustment upon the occurrence of certain events. The warrants may be exercised at any time on a cashless basis at 100% of the closing price for the common stock on the business day immediately prior to the date of exercise. The Company has agreed to file a “resale” registration statement with the SEC covering all shares of common stock and shares of common stock underlying the warrants (including as issued to placement agents) within 60 days of the final closing date of the sale of any Units and to maintain the effectiveness of the registration statement until all securities have been sold or are otherwise able to be sold pursuant to Rule 144. The Company has agreed to use its reasonable best efforts to have the registration statement declared effective within 120 days of the final closing on the sale of Units. The Company is obligated to pay to investors a fee of one (1%) per month in cash for every thirty day period up to a maximum of six (6%) percent, (i) that the registration statement has not been filed after the filing date, and (ii) following the effectiveness date that the registration statement has not been declared effective; provided, however, that the Company shall not be obligated to pay any such liquidated damages if the Company is unable to fulfill its registration obligations as a result of rules, regulations, positions or releases issued or actions taken by the SEC pursuant to its authority with respect to “Rule 415”, provided the Company registers at such time the maximum number of shares of common stock permissible upon consultation with the staff of the SEC.

NOTE 12 – STOCKHOLDERS’ EQUITY (continued)

In April 2012, the Company sold an aggregate 4,385,716 shares of common stock to certain investors for an aggregate purchase price of $1,535,000 or a purchase price of $0.35 per share.

On June 19, 2012, the Company issued 12,500,000 shares of its common stock to certain investors in a private placement for an aggregate purchase price of $4,000,000 or a purchase price of $0.32 per share. In connection with the private placement, the Company paid fees of $75,000 and issued 234,375 shares of its common stock to a placement agent as consideration for certain placement agent services. In connection with the private placement, the Company and the purchasers entered into a registration rights agreement dated June 19, 2012 which provides the purchasers certain rights relating to the registration of the Common Stock under the Securities Act. Pursuant to the Registration Rights Agreement, at any time after December 19, 2012, the purchasers have the right to require the Company to file a registration statement under the Securities Act to register the Common Stock. In addition, if the Company registers any of its equity securities under the Securities Act, the Company is required to give the purchasers prompt notice of its intention to do so, and the purchasers may request the common stock to be included in the registration statement.

On February 9, 2012, the Board of Directors of the Company appointed Stephen Alfers as Chairman and Chief Executive Officer of the Company.  Simultaneously with Mr. Alfers’ appointment, Barry Honig resigned from his position as Chairman of the Company but remains a member of the Board. On February 9, 2012, the Company entered into an employment agreement with Mr. Alfers, pursuant to which Mr. Alfers shall serve as the Chief Executive Officer of the Company until December 31, 2015, subject to renewal.  Pursuant to the terms of his Employment Agreement, Mr. Alfers will be entitled to a base salary of $250,000 per year and was issued (i) 12,000,000 shares of the Company’s restricted common stock and (ii) an option to purchase 10,000,000 shares of the Company’s common stock with a term of ten years and an exercise price equal to the closing price of the Company’s common stock on the trading day immediately prior to the date of issuance of such grant  or $0.49 which shall be vested in full on the Effective Date.

Vesting of restricted stock grant is as follows:

i.
6,000,000 shares of restricted common stock (less any shares sooner vested upon registration of 3,000,000 shares of the restricted common stock with the Securities Exchange Commission) shall vest on the earlier of (a) such date that the Company consummates a secondary public offering of its securities in which the Company receives gross proceeds of at least $7,000,000 or (b) one (1) year from the Effective Date of this Agreement;

ii.	3,000,000 shares of restricted common stock shall vest two (2) years from the effective date of this agreement; and
iii.	3,000,000 shares of restricted common stock shall vest three (3) years from the effective date of this agreement.

Additionally, the Company recorded stock-based compensation expense of $1,735,417 in connection with the vested restricted stock grants. At June 30, 2012, there was a total of $4,144,583 of unrecognized compensation expense related to these non-vested restricted stock grants arrangement.

On February 3, 2012, 500,000 shares of Series B Preferred Stock were converted into 500,000 shares of common stock.  The Company valued these common shares at par value.

NOTE 12 – STOCKHOLDERS’ EQUITY (continued)

On February 23, 2012, the Company issued 2 million common shares to the original holders of the senior secured promissory note in connection with the Note Modification Agreement (see Note 7). Accordingly, the Company valued the 2 million common shares at the fair market value on the date of grant at $0.489 per share or $978,000 and was recognized as interest expense during the six months ended June 30, 2012 in connection with the Note Modification Agreement.

On March 30, 2012, in connection with the March Note Assignment and Assumption Agreement (see Note 7), the various assignees agreed to convert an aggregate principal amount of $1,892,014 into 5,405,754 shares of the Company’s Common Stock at a conversion price of $0.35 per share. Such various assignees received an additional 1,118,432 shares of the Company’s Common Stock as consideration for the note conversion and were valued at the fair market value on the date of grant at $0.55 per share or $615,138 and have been included in loss from extinguishment of debts.

On March 30, 2012, the original holders of the senior secured notes agreed to convert $262,500 of the notes in exchange for an aggregate of 750,000 shares of the Company’s common stock (see Note 7). The Company accounted the reduction of the conversion price from $0.40 to $0.35 per share and such conversion under ASC 470-20-40 “Debt with Conversion and Other Options” and accordingly recorded loss from extinguishment of debts of $51,563 which is equal to the fair value of shares issued in excess of the fair value issuable pursuant to the original conversion terms.

On March 30, 2012, the holder of the assigned $1.6 million note (together with accrued and unpaid interest of $14,400) agreed to convert such note into 4,612,571 shares of Common Stock at a conversion price of $0.35 per share and an additional 954,325 shares of the Company’s Common Stock as consideration for the note conversion. The Company accounted the reduction of the conversion price from $0.40 to $0.35 per share and such conversion under ASC 470-20-40 “Debt with Conversion and Other Options” and accordingly recorded loss from extinguishment of debts of $317,114 which is equal to the fair value of shares issued in excess of the fair value issuable pursuant to the original conversion terms.  The additional 954,325 shares of common stock were valued at the fair market value on the date of grant at $0.55 per share or $524,878 and have been included in loss from extinguishment of debts.

On March 30, 2012, the holder of the 400,000 shares of the Company’s Series D Preferred Stock converted such shares into 1,153,143 shares of the Company’s Common Stock (which included accrued and unpaid dividends thereon).

On March 20, 2012, the Company issued 250,000 shares of common stock to a third party in consideration for payment of legal services rendered of $129,028 and Continental’s accrued legal fees of $170,614 for a total amount of $299,642.  The Company valued these common shares for $299,642 (see Note 11).

In March 2012, the Company issued 200,000 shares of common stock to a consultant in consideration for payment of public relations services rendered.  The Company valued these common shares at the fair market value on the date of grants at approximately $0.55 per share or $110,000.

In March 2012, the Company issued an aggregate of 6,229,718 shares of common stock in connection with the exercise of the 11,399,150 stock warrants on a cashless basis. The Company valued these common shares at par value.

NOTE 12 – STOCKHOLDERS’ EQUITY (continued)

On February 23, 2012, a majority of the Company’s outstanding voting capital stock authorized by written consent, in lieu of a special meeting of the Company’s stockholders, the Company to effectuate a reverse stock split at a ratio not less than two-for-one and not greater than fifteen-for-one, with the exact ratio to be set and the amendment to the Company’s Articles of Incorporation to be filed at the discretion of the Company’s Board of Directors.  Currently, the Company’s Board has not set an exact ratio for the reverse stock split.

On April 27, 2012, the Company issued 50,000 shares of common stock to a consultant in consideration for certain consulting services rendered. The Company had accrued such consulting expense prior to issuance amounting to $45,000. The Company valued these common shares at the fair market value on the date of grants at approximately $0.90 per share or $45,000.

On April 5, 2012, the Company issued to Victoria Gold. and Victoria Resources (US) Inc.  10 million shares of the Company’s common stock, and a 2 year warrant to purchase 5 million shares of Common Stock at a purchase price of $0.60 per share in connection with the acquisition of rights to approximately 13,300 acres of mining claims and private lands adjacent to the Company’s landholdings at the Relief Canyon Mine in Pershing County, Nevada (see Note 14).   The Company valued the 10 million common shares at the fair market value on the date of grants at approximately $0.46 per share or $4,600,000.  For the six months ended June 30, 2012, the Company recorded the value of such shares and warrants into mineral rights as reflected in the accompanying consolidated balance sheets.

As previously disclosed, on July 22, 2011, the Company purchased substantially all of the assets of Continental in consideration for (i) 8 shares of the Company’s common stock for every 10 shares of Common Stock of Continental outstanding; (ii) the assumption by the Company of the outstanding warrants to purchase shares of Continental’s common stock at a ratio of one warrant (the “Company Warrants”) to purchase 8 shares of the Company’s Common Stock for every Continental Warrant to purchase 10 shares of Continental’s common stock; and (iii)  the assumption of Continental’s 2010 Equity Incentive Plan and all options granted and issued thereunder at a ratio of one option to purchase 8 shares of the Company Common Stock for every option to purchase 10 shares of Continental’s common stock outstanding. Between April 2012 and June 2012, the Company issued an aggregate of 9,729,285 shares of its common stock to holders of Company Warrants in consideration for the cancellation of such Company Warrants.  Additionally, such holders agreed to the elimination of certain most favored nations provisions or price protection associated with the shares of Continental’s common stock issued in connection with the Continental Warrants (the “Warrant Cancellation Transaction”). The Company issued 9,729,285 shares of the Company’s common stock at a ratio of 300 shares for every 1,000 Company Warrants held.  An aggregate of 32,430,954 Company Warrants were cancelled as a result of the Warrant Cancellation Transaction. Accordingly, the Company valued the 9,729,285 common shares at the fair market value on the date of grants ranging between $0.29 to $0.505 per share or $4,883,196.

In connection with the Merger Agreement between the Company, Red Battle, and Valor Gold, the Company cancelled 1,750,000 shares of the Company’s common stock (see Note 4). The Company valued these cancelled common shares at par value.

On June 18, 2012, the Company granted an aggregate of 9,000,000 shares of restricted common stock to the Company’s CEO and two directors of the Company. Such restricted shares shall vests one third at the end of each three years from the date of issuance. Additionally, the Company recorded stock-based compensation expense of $62,333 in connection with the vested restricted stock grants. At June 30, 2012, there was a total of $2,997,667 of unrecognized compensation expense related to these non-vested restricted stock grants arrangement.

NOTE 12 – STOCKHOLDERS’ EQUITY (continued)

Common Stock Options

On September 29, 2010, the Company’s Board of Directors and stockholders adopted the 2010 Stock Incentive Plan (the “2010 Plan”). The 2010 Plan reserved 2,800,000 shares of common stock for issuance. Upon the closing of the Exchange, the Company had outstanding options to purchase 2,800,000 shares of the Company’s common stock under the 2010 Plan which represents an exchange of 2,800,000 options previously granted with similar terms  on June 1, 2010, prior to the reverse merger and recapitalization.  In connection with these options, for the six months ended June 30, 2012, the Company recorded stock-based compensation expense of $46,540.

At June 30, 2012, there was a total of $86,418 of unrecognized compensation expense related to these non-vested option-based compensation arrangements under the 2010 Plan.

On July 22, 2011, the Company granted 2,248,000 stock options and warrants to purchase 41,566,999 shares of common stock pursuant to an asset purchase agreement entered into between the Company, Acquisition Sub and Continental (see Note 4). The 2,248,000 9-year options to purchase shares of common stock at $1.423 per share are subject to a vesting schedule based on the stock option holder's continued employment and services. For the six months ended June 30, 2012, the Company recognized stock based compensation of $814,997 which represents the portion of the vested replacement option awards attributable to post-combination services due to the assumption of the stock options of Continental which was accounted for under ASC 805-30-30-9 (“Acquirer Share-Based Payment Awards Exchanged for Awards Held by the Acquiree’s Employees). These options were valued on the grant date at $1.11 per option using a Black-Scholes option pricing model with the following assumptions: stock price of $1.10 per share, volatility of 196%, expected term of 10 years, and a risk free interest rate of 2.99%. At June 30, 2012, there was a total of $473,286 of unrecognized compensation expense related to these non-vested replacement option awards.

During the six months ended June 30, 2012, 500,000 options were forfeited in accordance with the termination of employee relationships.

On February 9, 2012, the holders of approximately 53% of the outstanding shares of the Company's common stock voted in favor of the adoption of the Company's 2012 Equity Incentive Plan (the " 2012 Plan").  The Board approved the 2012 Plan on February 9, 2012, which reserves 40,000,000 shares of common stock for issuance thereunder in the form of incentive stock options, non-qualified stock options and restricted stock grants, issuable to the Company's officers, directors, employees and consultants.

10,000,000 options were valued on the grant date (February 9, 2012) at approximately $0.45 per option or a total of $4,537,000 using a Black-Scholes option pricing model with the following assumptions: stock price of 0.49 per share, volatility of 110%, expected term of 10 years, and a risk free interest rate of 2.04%. For the six months ended June 30, 2012, the Company recorded stock-based compensation expense of $4,537,000 in connection with the fully vested options granted to the Company’s CEO.

On March 6, 2012, the Company granted an aggregate of 1,100,000 10-year options to purchase shares of common stock at $0.45 per share, the market price on the date of issuance, which vests 25% on date of issuance; 25% on each of December 31, 2012; December 31, 2013 and December 31, 2014 to two employees and a consultant of the Company. The 1,100,000 options were valued on the grant date at approximately $0.41 per option or a total of $448,690 using a Black-Scholes option pricing model with the following assumptions: stock price of $0.45 per share, volatility of 103%, expected term of 10 years, and a risk free interest rate of 1.98%. For the six months ended June 30, 2012, the Company recorded stock-based compensation and stock-based consulting expense of $136,816 and $78,181, respectively.

NOTE 12 – STOCKHOLDERS’ EQUITY (continued)

On April 6, 2012, the Company and its director, Barry Honig, entered into a consulting agreement (the “Consulting Agreement”) pursuant to which Mr. Honig would provide certain consulting services relating to business development, corporate structure, strategic and business planning, selecting management and other functions reasonably necessary for advancing the business of the Company.  The Consulting Agreement has an initial term of three years, subject to renewal.

In consideration for his services, the Company agreed to pay Mr. Honig the following consideration:

•	A ten-year option to purchase 12,000,000 shares of the Company’s common stock, exercisable at $0.35 per share which shall be vested in full on the date of issuance;
•
On such date that the Company receives minimum gross proceeds of at least $5,000,000 due to the occurrence of a Triggering Event (as defined in the Consulting Agreement) or the combination of multiple Triggering Events, Mr. Honig shall receive a one -time payment of $200,000; and

•	Upon a Change in Control (as defined in the Consulting Agreement) of the Company, Mr. Honig shall receive a one-time payment of $500,000.

The 12,000,000 options were valued on the grant date at approximately $0.39 per option or a total of $4,633,200 using a Black-Scholes option pricing model with the following assumptions: stock price of $0.46 per share, volatility of 105%, expected term of 6 years, and a risk free interest rate of 0.89%.  In April 2012, the Company paid the one-time payment of $200,000 to Mr. Honig pursuant to the Consulting Agreement.

On June 18, 2012, the Company granted an aggregate of 6,000,000 10-year options to purchase shares of common stock exercisable at $0.34 per share to the Company’s CEO and Barry Honig, a director of the Company. The 6,000,000 options were valued on the grant date at approximately $0.28 per option or a total of $1,660,200 using a Black-Scholes option pricing model with the following assumptions: stock price of 0.34 per share, volatility of 107%, expected term of 6 years, and a risk free interest rate of 0.69%. For the six months ended June 30, 2012, the Company recorded stock-based compensation expense of $1,660,200 in connection with these fully vested options.

On June 18, 2012, the Company granted an aggregate of 2,700,000 10-year options to purchase shares of common stock at $0.34 per share which vests 25% on date of issuance; 25% on each of December 31, 2012; December 31, 2013 and December 31, 2014 to David Rector, a director of the Company, three employees and three consultants of the Company. The 2,700,000 options were valued on the grant date at approximately $0.28 per option or a total of $747,090 using a Black-Scholes option pricing model with the following assumptions: stock price of $034 per share, volatility of 107%, expected term of 6 years, and a risk free interest rate of 0.69%. For the six months ended June 30, 2012, the Company recorded stock-based compensation and stock-based consulting expense of $116,250 and $93,000, respectively.

At June 30, 2012, there was a total of $771,533 of unrecognized compensation expense related to these non-vested option-based compensation arrangements under the 2012 Plan.

NOTE 12 – STOCKHOLDERS’ EQUITY (continued)

A summary of the stock options and changes during the period are presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance at December 31, 2011	3,548,000	$1.11	8.45
Granted	31,800,000	0.39	10
Exercised	-	-	-
Forfeited	(500,000)	0.81	8.59
Cancelled	-	-	-
Balance outstanding at June 30, 2012	34,848,000	$0.46	9.60

Options exercisable at June 30, 2012	31,395,467	$0.46
Options expected to vest	3,452,533
Weighted average fair value of options granted during the period		$0.36

Stock options outstanding at June 30, 2012 as disclosed in the above table have approximately $687,000 intrinsic value at the end of the period.

Common Stock Warrants

On July 22, 2011, the Company granted 2,248,000 stock options and warrants to purchase 41,566,999 shares of common stock pursuant to an asset purchase agreement entered into between the Company, Acquisition Sub, and Continental (see Note 4). The assumption of stock warrants was replaced with the Company’s 3,200,000 4.5-year warrants to purchase shares of common stock at $2.835 per share granted to an affiliated company and its assignees which are subject to a vesting schedule based on the warrant holder's continued services and the Company’s 38,366,999 (ranging from 5 months to 4.60 years) warrants to purchase shares of common stock at an exercise price of $2.835 which were related to private placement sale of the Company’s common stock. For the six months ended June 30, 2012, the Company recognized stock based compensation of $165,730 which represents the portion of the vested replacement warrants awards attributable to post-combination services due to the assumption of the stock warrants of Continental which was accounted for under ASC 805-30-30-9 (“Acquirer Share-Based Payment Awards Exchanged for Awards Held by the Acquiree’s Employees). These warrants were valued on the grant date at $1.11 per option using a Black-Scholes option pricing model with the following assumptions: stock price of $1.10 per share, volatility of 193%, expected term of 10 years, and a risk free interest rate of 1.56%. At June 30, 2012, there was $0 of unrecognized compensation expense related to these replacement warrant awards.

Out of the warrants to purchase 41,566,999 shares of common stock discussed above, a total of 2,050,666 4.5-year warrants were granted to an affiliated company, whereby a member of the Company’s Board of directors is the President of the affiliated company.

NOTE 12 – STOCKHOLDERS’ EQUITY (continued)

Between January 2012 and February 2012, the Company sold an aggregate of 2,237,500 Units with net proceeds to the Company of $847,500. Each Unit was sold for a purchase price of $0.40 per Unit and consisted of: (i) one share of Common Stock and (ii) a two-year warrant to purchase fifty percent (1,118,750 warrants) of the number of shares of Common Stock purchased at an exercise price of $0.60 per share, subject to adjustment upon the occurrence of certain events. The warrants may be exercised at any time on a cashless basis at 100% of the closing price for the Common Stock on the business day immediately prior to the date of exercise. In March 2012, the Company issued 336,974 shares of common stock in connection with the exercise of these 968,750 stock warrants on a cashless basis.

On February 23, 2012, the Company entered into a Stock Purchase Agreement with two subscribers and sold 1,000,000 shares of the Series D Preferred Stock and an aggregate of 8,750,000 warrants to acquire shares of Common Stock for an aggregate purchase price of $1,000,000 (see Note 12 – Preferred Stock). On March 29, 2012, the Company issued 2,967,143 shares of common stock in connection with the exercise of 5,250,000 stock warrants on a cashless basis.

On February 23, 2012, in connection with a Note Modification Agreement, the Company issued warrants to purchase an aggregate of 4,144,320 shares of Common Stock to Platinum and warrants to purchase an aggregate of 1,036,080 shares of Common Stock to Lakewood (see Note 7). The warrants may be exercised at any time, in whole or in part, at an exercise price of $0.40 per share until the fifth anniversary of their issuance.   The warrants may be exercised on a cashless basis at any time. In February 2012, the Company issued 2,925,601 shares of common stock in connection with the exercise of these 5,180,400 stock warrants on a cashless basis.

On March 6, 2012, the Company issued a warrant to purchase 400,000 shares of the Company’s common stock at an exercise price equal to the market price of the Company’s common stock on the date of issuance or at $0.45 per share to a consultant in consideration for services rendered. The 400,000 warrants were valued on the grant date at approximately $0.41 per option or a total of $163,155 using a Black-Scholes option pricing model with the following assumptions: stock price of $0.45 per share, volatility of 110%, expected term of 10 years, and a risk free interest rate of 1.98%. For the six months ended June 30, 2012, the Company recognized stock based consulting of $163,155.

On April 5, 2012, the Company issued to Victoria Gold. and Victoria Resources (US) Inc.  10 million shares of the Company’s common stock, and a 2 year warrant to purchase 5 million shares of Common Stock at a purchase price of $0.60 per share in connection with the acquisition of rights to approximately 13,300 acres of mining claims and private lands adjacent to the Company’s landholdings at the Relief Canyon Mine in Pershing County, Nevada (see Note 14). The 5 million warrants were valued on the grant date at approximately $0.22 per warrant or a total of $1,109,441 using a Black-Scholes option pricing model with the following assumptions: stock price of $0.46 per share, volatility of 105%, expected term of 2 years, and a risk free interest rate of 0.35%. For the six months ended June 30, 2012, the Company recorded the value of such shares and warrants into mineral rights as reflected in the accompanying consolidated balance sheets. The Warrant may be exercised in whole, or in part, at any time by means of a “cashless” exercise.  In the event of an “Organic Change”, as defined in the Warrant, the Company may elect to: (i) require the holder to exercise the Warrant prior to the consummation of such Organic Change or (ii) secure from the person or entity purchasing such assets or the successor resulting from such Organic Change, a written agreement to deliver to the holder, in exchange for the Warrant, a warrant of such acquiring or successor entity.

NOTE 12 – STOCKHOLDERS’ EQUITY (continued)

A summary of the status of the Company's outstanding stock warrants and changes during the period then ended is as follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance at December 31, 2011	35,603,142	$2.64	3.94
Granted	20,449,150	0.46	4.20
Cancelled	(32,430,954)	2.83	3.86
Forfeited	-	-	-
Exercised	(11,399,150)	0.42	4.64
Balance at June 30, 2012	12,222,188	$0.55	2.77

Warrants exercisable at June 30, 2012	12,222,188	$0.55	2.77

Weighted average fair value of options granted during the six months ended June 30, 2012		$0.37

NOTE 12 – STOCKHOLDERS' EQUITY

Preferred Stock

In connection with the Credit Facility Agreement, the Company agreed to issue to the lenders and Sheldon Finkel an aggregate of 2,250,000 shares of the Company's newly designated Series A Preferred Stock, convertible into one share each of the Company's common stock (see Note 8). The holders of the Company's Series A Preferred Stock were entitled to the same number of votes per share of common stock that the holder of these Series A Preferred Stock may convert into at the time of the vote. In the event of a liquidation, dissolution or winding up of the business of the Company, the holder of the Series A Preferred Stock would have preferential payment and distribution rights over any other class or series of capital stock that provide for Series A Preferred Stock's preferential payment and over the Company's Common Stock. The Company valued the 2,250,000 Series A Preferred Stock at the fair market value of the underlying common stock on the date of grant at $1.20 per share or $2,700,000 and recorded a debt discount of $1,800,000 and deferred financing cost of $900,000 which are being amortized over the term of these notes. Between May 2011 and December 2011, 2,250,000 Series A Preferred Stock were converted into 2,250,000 shares of common stock.

On May 24, 2011, the Company entered into four limited liability company membership interests purchase agreements with the former owners of Arttor Gold. Each of the owners of Arttor Gold, sold their interests in Arttor Gold in privately negotiated sales resulting in the Company acquiring 100% of Arttor Gold. Pursuant to the Agreements, the Company issued 8,000,000 shares of preferred stock, designated Series B Convertible Preferred Stock, and 13,000,000 shares of Common Stock in exchange for 100% membership interests in Arttor Gold. Each share of Series B Convertible Preferred Stock is convertible into one share each of the Company's common stock. The holders of the Company's Series B Preferred Stock are entitled to the same number of votes per share of common stock that the holder of the Series B Preferred Stock may convert into at the time of the vote. In the event of a liquidation preferences upon the liquidation, dissolution or winding up of the business of the Company, the holder of the Series B Preferred Stock would have preferential payment and distribution rights over any other class or series of capital stock that provide for Series B Preferred Stock's preferential payment and over the Company's Common Stock. Between October 2011 and December 2011, 7,500,000 Series B Preferred Stock were converted into 7,500,000 shares of common stock.

On September 29, 2011, the Company sold 3,284,396 shares of newly designated Series C Convertible Preferred Stock and two-year warrants (the “Preferred Warrants”) to purchase 9,853,188 shares of Common Stock at an exercise price of $0.60 per share for an aggregate purchase price of $3,284,396. Each share of preferred stock is convertible into shares of common stock at a conversion price of $0.50 per share, subject to adjustment in the event the Company issues common stock or securities convertible into or exercisable for shares of common stock at a price lower than the conversion price then in effect, but not less than $0.30 per share. The preferred stock has a stated value of $1.50 per share (the “Stated Value”). In the event of the liquidation, dissolution or winding up of the business of the Company, each share of Preferred Stock shall be entitled to receive, a preferential amount in cash equal to the Stated Value. The Preferred Warrants may be exercised until the second anniversary of issuance at a cash exercise price of $0.60 per share, subject to adjustment. The Preferred Warrants may be exercised on a cashless basis at any time after the original date of issuance. On September 29, 2011, the Company issued 4,429,415 shares of common stock in connection with the exercise of the 9,853,188 Preferred Warrants on a cashless basis. In October 2011, the conversion price of the Company's Series C Convertible Preferred Stock was adjusted to $0.40 per share as a result of certain anti-dilution provisions contained therein due to the sale of common stock at $0.40 per share.

In accordance with ASC 505 (“Equity - Dividends and Stock Splits”), the Series C Convertible Preferred Stock was considered to have an embedded beneficial conversion feature (ECF) because the conversion price was less than the fair value of the Company's common stock. This Series C Convertible Preferred Stock was fully convertible at the issuance date, therefore a portion of proceeds allocated to the Series C Convertible Preferred Stock of $3,284,396 was determined to be the value of the beneficial conversion feature and was recorded as a deemed dividend. In connection with the initial sales of the Series C Preferred Stock, the initial estimated fair values allocated to the ECF were $1,172,999 and the fair value allocated to the warrants of $ 2,111,397 was recorded as a deemed dividend on September 29, 2011.

The assumptions used valuing the Preferred Warrants include:

Risk free interest rate (annual)	0.27%
Expected volatility	112%
Expected life	2 Years
Assumed dividends	none

Common Stock

On February 10, 2010, the Company granted an aggregate of 12,090,000 restricted shares of common stock to the founders of the Company pursuant to common stock subscription agreements. The Company received gross proceeds of $1,209 from such issuance of shares of the Company's common stock. The Company valued these common shares at par value.

Between December 2009 and 2010, one of the Company's Directors provided loans of $498,935. On June 30, 2010, the Company issued 333,333 shares in connection with the conversion of $200,000 of this loan payable. The fair value of such shares issued amounted to $200,000 or $0.60 per share based on recent sales of the Company's common stock in a private placement.

Between February 2010 and June 2010, two unrelated parties loaned an aggregate amount of $160,000 to the Company. On June 30, 2010, the Company issued 266,667 shares in connection with the conversion of these loans payable for a total amount of $160,000. The fair value of such shares issued amounted to $160,000 or $0.60 per share based on recent sales of the Company's common stock in a private placement.

In June 2010, the Company issued an aggregate of 400,000 shares of the Company's common stock to four persons for consulting services rendered. The Company valued these common shares at the fair market value on the date of grant at $0.60 per share or $240,000 based on the recent sales of the Company's common stock in a private placement which has been recognized as consulting expense for the period from February 10, 2010 (inception) to December 31, 2010.

Between June 2010 and August 2010, the Company issued 6,512,000 shares of common stock at $0.60 per share pursuant to a private placement which generated net proceeds of approximately $3,690,000. In connection with these private placements, the Company paid in cash private placement commissions of approximately $163,350, legal fees of $50,000 and related private placements fees of $3,470.

As a result of the Exchange transactions as further described in Note 1, the Company issued a net of 2,513,805 shares after giving effect to the share cancellation.

In September 2010, the Company issued 20,000 shares of the Company's common stock in connection with accounting services rendered. The Company valued these common shares at the fair market value on the date of grant at $0.60 per share or $12,000 based on the recent sales of the Company's common stock in a private placement which has been recognized as professional expense for the period from February 10, 2010 (inception) to December 31, 2010.

In February 2011, the Company issued 200,000 shares of the Company's common stock in connection with a one year public relations and consulting agreement. The Company valued these common shares at the fair market value on the date of grant at $1.40 per share or $280,000.  In November 2011, the Company and the consultant agreed to terminate such agreement in consideration for (i) a cash payment of $50,000 and (iii) the issuance of 50,000 shares of the Corporation's common stock.  The Company valued the 50,000 common shares at the fair market value on the date of grant at $0.68 per share or $34,000. Accordingly, the Company recognized stock based consulting expense of $314,000 during the year ended December 31, 2011.

In March 2011, the Company entered into a Separation Agreement and General Release (the “Settlement Agreement”) with the former president of the Company. Pursuant to the Settlement Agreement, the former President, Mr. Cohen returned 900,000 shares of the Company's common stock for cancellation and sold 1,200,000 shares of the Company's common stock he owned to one or more purchasers who are accredited investors on the closing date (the “Closing”). At the Closing, the proceeds from the private sale of the 1,200,000 shares were distributed for payment and reimbursement of various fees and obligations outstanding to the Company, a certain vendor, the Company's Member of the Board of Directors and $115,000 to Mr. Cohen. The Closing occurred in April 2011 (see Note 12). In addition, Mr. Cohen's employment agreement was terminated and the parties exchanged releases. In addition, at the Closing, the Company and Mr. Cohen agreed to: (i) assignments of certain boxing promotional rights agreements (subject to any required consents or approvals), and (ii) various profit sharing agreements with respect to certain of the boxing promotional rights agreements under which Mr. Cohen may elect to continue as the promoter of the boxers named therein. In connection with the return of the 900,000 shares of common stock, the Company valued the cancelled shares at $59,612 which represents the carrying amount of the assigned promotional advances and was allocated to retained earnings as a result of the Separation agreement entered into between the Company and the former president of the Company on March 28, 2011 in accordance with ASC 505-30 “Treasury Stock”.

In April 2011, the Company sold an aggregate of 410,000 shares of common stock at a purchase price of $0.60 per share which generated gross proceeds of $246,000.

Between May 2011 and December 2011, the holders of 2,250,000 shares of Series A Preferred Stock converted their shares into 2,250,000 shares of Common Stock. One of the holders is the Company's Member of the Board of Directors. The Company valued these common shares at par value.

On May 24, 2011, the Company entered into four limited liability company membership interests purchase agreements with the owners of Arttor Gold. Each of the owners of Arttor Gold, (the “Members”) sold their interests in Arttor Gold in privately negotiated sales resulting in the Company acquiring 100% of Arttor Gold.  Pursuant to the Agreements, the Company issued 8,000,000 shares of preferred stock, designated Series B Convertible Preferred Stock, and 13,000,000 shares of Common Stock in exchange for 100% membership interests in Arttor Gold. The issuance of 13,000,000 shares of common stock and issuance of 8,000,000 shares of Series B convertible preferred stock were valued at $2,000,130 which primarily represents the cash acquired and assumed liabilities of $21,750 from Arttor Gold. Each share of Series B Convertible Preferred Stock is convertible into one share each of the Company's common stock. Between October 2011 and December 2011, 7,500,000 Series B Convertible Preferred Stock were converted into 7,500,000 shares of common stock.

On July 22, 2011, the Company issued 76,095,214 shares of its Common Stock pursuant to an asset purchase agreement entered into between the Company, the Company's wholly-owned subsidiary, Acquisition Sub, and Continental.  The purchase considerations included 76,095,214 shares of the Company's stock and the issuance of 41,566,999 stock warrants and 2,248,000 stock options and were valued at $14,857,676 (see Note 3). The Company accounted the value under ASC 805-50-30-2 “Business Combinations” whereby if the consideration is not in the form of cash, the measurement is based on either the cost which shall be measured based on the fair value of the consideration given or the fair value of the assets (or net assets) acquired, whichever is more clearly evident and thus more reliably measurable. The Company deemed that the fair value of the net asset of Continental amounting to $14,857,676 is more clearly evident and more reliable measurement basis. Consequently, the issuance of 76,095,214 shares of the Company's common stock to Continental accounted for approximately 67% of the total issued and outstanding stocks of the Company as of July 22, 2011 and the Company became a majority owned subsidiary of Continental, the Parent Company. As of December 31, 2011, Continental holds 53.30% of interest in the Company.

On September 2, 2011, the Company, Empire, EXCX, Capital Hoedown, Inc. (collectively, the “Companies”), and Sheldon Finkel, the Company's former Chief Executive Officer and Co-Chairman of the Board of Directors (“Executive”), entered into a Separation Agreement (the “Agreement”) under which Executive resigned from all positions with the Company and each of its subsidiaries and affiliates. Pursuant to the Agreement, Sheldon Finkel agreed to return 750,000 shares of common stock (see Note 12). The Company valued and recorded the cancelled shares at par value or $75 against additional paid in capital.

Between September 2011 and October 2011, the Company sold $1,718,000 of Units pursuant to subscription agreements (the “Subscription Agreements”) for an aggregate sale of 3,436,000 Units (the “Units”), at a purchase price of $0.50 per Unit. Each Unit consists of: (i) one share of Common Stock and (ii) a two year warrant to purchase 50% percent of the number of shares of Common Stock (1,718,000 warrants) at an exercise price of $0.60 per share. The warrants may be exercised until the second anniversary of their issuance at a cash exercise price of $0.60 per share, subject to adjustment. The warrants may be exercised on a cashless basis if at any time at 100% of the closing price for the common stock on the business day immediately prior to the exercise. In September 2011, the Company issued 866,065 shares of common stock in connection with the exercise of these 1,678,000 warrants on a cashless basis. The Company has agreed to file a “resale” registration statement with the SEC covering all shares of these common stock and shares underlying the warrants within 60 days of the final closing date of the sale of any Units and to maintain the effectiveness of the registration statement until all securities have been sold or are otherwise able to be sold pursuant to Rule 144. The Company has agreed to use its reasonable best efforts to have the registration statement declared effective within 120 days of the final closing on the sale of Units (the “Effectiveness Date”). The Company is obligated to pay to Investors a fee of 1% per month in cash for every thirty day period up to a maximum of 6%, (i) that the registration statement has not been filed and (ii) following the Effectiveness Date that the registration statement has not been declared effective; provided, however, that the Company shall not be obligated to pay any such liquidated damages if the Company is unable to fulfill its registration obligations as a result of rules, regulations, positions or releases issued or actions taken by the SEC pursuant to its authority with respect to “Rule 415”, provided the Company registers at such time the maximum number of shares of common stock permissible upon consultation with the staff of the SEC.

Between October 2011 and December 2011, the Company sold $1,830,000 of Units pursuant to subscription agreements for an aggregate sale of 4,575,000 Units (the “Units”). Additionally, on November 29, 2011, the holder of the Company's 6% note payable converted $611,750 principal balance of the note into an aggregate of 1,529,375 of Units (see Note 8). Each Unit was sold for a purchase price of $0.40 per Unit and consists of: (i) one share of Common Stock and (ii) a two-year warrant to purchase fifty percent of the number of shares of Common Stock (3,052,188 warrants) purchased at an exercise price of $0.60 per share, subject to adjustment upon the occurrence of certain events. The Warrants may be exercised at any time on a cashless basis at 100% of the closing price for the Common Stock on the business day immediately prior to the date of exercise. The Company has agreed to file a “resale” registration statement with the SEC covering all shares of Common Stock and shares of Common Stock underlying the Warrants (including as issued to placement agents) within 60 days of the final closing date of the sale of any Units (the “Filing Date”) and to maintain the effectiveness of the registration statement until all securities have been sold or are otherwise able to be sold pursuant to Rule 144. The Company has agreed to use its reasonable best efforts to have the registration statement declared effective within 120 days of the final closing on the sale of Units (the “Effectiveness Date”). The Company is obligated to pay to Investors a fee of one (1%) per month in cash for every thirty day period up to a maximum of six (6%) percent, (i) that the registration statement has not been filed after the Filing Date, and (ii) following the Effectiveness Date that the registration statement has not been declared effective; provided, however, that the Company shall not be obligated to pay any such liquidated damages if the Company is unable to fulfill its registration obligations as a result of rules, regulations, positions or releases issued or actions taken by the SEC pursuant to its authority with respect to “Rule 415”, provided the Company registers at such time the maximum number of shares of Common Stock permissible upon consultation with the staff of the SEC.

During the year ended December 31, 2011, the Company paid placement agent fees of $370,583 in cash to broker-dealers in connection with the sale of the Units above.

In October 2011, the Company issued 500,000 shares of the Company's common stock in connection with a public and investor relations agreement. The Company valued these common shares at the fair market value on the date of grant at $0.971 per share or $485,500. Accordingly, the Company recognized stock based consulting expense of $485,500 during the year ended December 31, 2011.

In December 2011, the Company issued 600,000 shares of the Company's common stock in connection with an advisory and consulting agreement. The consultant previously acted as a placement agent of the Parent Company whereby the consultant received warrants to purchase Continental's common stock. Such warrants were assumed by the Company pursuant to the asset purchase agreement entered into with Continental. Additionally, the consultant agreed to cancel 1,056,046 assumed warrants and waive any right to receive the Company's warrants. The Company valued these common shares at the fair market value on the date of grant at $0.53 per share or $318,000. Accordingly, the Company recognized stock based consulting expense of $318,000 during the year ended December 31, 2011.

Following the consummation of the asset purchase agreement with Continental, certain holders of Continental's warrants that were received in connection with the private placement of Continental securities (the “Continental Offering”) asserted certain rights against the Company under Section 5(f) of the Continental Warrants (the “Put Right”), which the Company disputed. On October 3, 2011, the Company, Continental and each of the holders of the Continental Warrants that exercised their Put Right, entered into an Agreement and Release (the “Release”) in which the Company agreed to issue to such holder 2 shares of the Company's common stock (the “Additional Stock”) for every $1.00 invested in the Continental Offering in exchange for cancellation of the Continental Warrants and waiver of ratchet anti-dilution protection from future offerings.  A total of 5,350,000 shares were issued and a total of 4,280,000 stock warrants to purchase shares of the Company's common stock (equivalent to 5,350,000 Continental warrants) were cancelled in connection with the settlement of the Put Rights. The Company valued these common shares at the fair market value on the date of grant at $0.89 per share or $4,761,500. Accordingly, the Company recognized settlement expense of $4,761,500 during the year ended December 31, 2011.

On October 31, 2011, the Company entered into amendment agreements (the “Amendments”) with holders of the Company's outstanding 5% convertible promissory notes dated as of February 1, 2011 in the aggregate principal amount of $750,000 (the “Convertible Notes”).  Pursuant to the Amendments, the Fixed Conversion Price (as defined in the Convertible Notes) was adjusted from $1.00 to $0.65. The note holders, including Company Board Member Barry Honig, converted their outstanding notes to the Company's common stock at a conversion price of $0.65 per share.  In total, $750,000 of notes was converted, plus accrued interest of $27,555, with the Company issuing 1,196,238 shares in exchange. The Company accounted the reduction of the original conversion price from $1.00 to $0.65 per share  and such conversion under ASC 470-20-40 “Debt with Conversion and Other Options” and accordingly recorded  interest expense of $230,192 which is equal to the fair value of shares issued in excess of the fair value issuable pursuant to the original conversion terms.

On November 18, 2011, the Company received an acknowledgment letter pursuant to which the beneficial owner of 500,000 shares of the Common Stock and a stock option agreement to purchase 600,000 shares of the Company's common stock agreed, regardless of vesting, to cancel 450,000 shares of Common Stock and the termination of the 600,000 options. The Company valued and recorded the cancelled shares at par value or $45 against additional paid in capital.

Common Stock Options

On September 29, 2010, the Company's Board of Directors and stockholders adopted the 2010 Stock Incentive Plan (the “2010 Plan”). Under the 2010 Plan, options may be granted which are intended to qualify as Incentive Stock Options under Section 422 of the Internal Revenue Code of 1986 (the "Code") or which are not intended to qualify as Incentive Stock Options thereunder. In addition, direct grants of stock or restricted stock may be awarded.  The 2010 Plan has reserved 2,800,000 shares of common stock for issuance. Upon the closing of the Exchange, the Company had outstanding options to purchase 2,800,000 shares of the Company's common stock under the 2010 Plan which represents an exchange of 2,800,000 options previously granted prior to the reverse merger and recapitalization with similar terms as discussed below.

On June 1, 2010, the Company granted an aggregate of 1,850,000 10-year options to purchase shares of common stock at $0.60 per share which vests one-third at the end of each three years to three officers of the Company. The 1,850,000 options were valued on the grant date at $0.60 per option or a total of $1,110,000 using a Black-Scholes option pricing model with the following assumptions: stock price of $0.60 per share (based on recent sales of the Company's common stock in a private placement), volatility of 209% (estimated using volatilities of similar companies), expected term of 6.5 years, and a risk free interest rate of 3.29%. For the year ended December 31, 2011, the Company recorded stock-based compensation expense of $223,333.

The Company granted 250,000 10-year options to purchase shares of common stock entered at $0.60 per share to the Company's Executive Vice President in connection with his one year employment agreement commencing on October 1, 2010. The options vest and become exercisable in equal installments of the first three anniversaries of the effective date. The 250,000 options were valued on the grant date at $0.60 per option or a total of $150,000 using a Black-Scholes option pricing model with the following assumptions: stock price of $0.60 per share (based on recent sales of the Company's common stock in a private placement), volatility of 209% (estimated using volatilities of similar companies), expected term of 6.5 years, and a risk free interest rate of 2.75%. For the year ended December 31, 2011, the Company recorded stock-based compensation expense of $50,000.

On March 29, 2011, the Company granted an aggregate of 350,000 10-year options to purchase shares of common stock at $1.01 per share which vests one-third at the end of each three years to an officer and two employees of the Company. The 350,000 options were valued on the grant date at $1.01 per option or a total of $353,500 using a Black-Scholes option pricing model with the following assumptions: stock price of $1.01 per share, volatility of 202%, expected term of 6.5 years, and a risk free interest rate of 3.47%. For the year ended December 31, 2011, the Company recorded stock-based compensation expense of $72,944.

At December 31, 2011, there was a total of $113,333 of unrecognized compensation expense related to these non-vested option-based compensation arrangements.

On June 1, 2010, the Company granted an aggregate of 950,000 10-year options to purchase shares of common stock at $0.60 per share which vests one third at the end of each three years to four consultants of the Company. The Black-Scholes option pricing model used for this valuation had the following assumptions: stock price of $1.03 per share, volatility of 200%, expected term of approximately nine years, and a risk free interest rate of 3.47%. For the year ended December 31, 2011, the Company recorded stock-based consulting expense of $238,625.

On May 31, 2011, pursuant to a termination acknowledgement letter, the Company agreed to grant a former employee 50,000 10-year options to purchase shares of common stock at $1.01 per share. The 50,000 options were valued on the grant date at $1.19 per option or a total of $59,500 using a Black-Scholes option pricing model with the following assumptions: stock price of $1.19 per share, volatility of 205%, expected term of 6.5 years, and a risk free interest rate of 3.05%. For the year ended December 31, 2011, the Company recorded stock-based compensation expense of $59,500.

On July 22, 2011, the Company granted 2,248,000 stock options and warrants to purchase 41,566,999 shares of common stock pursuant to an asset purchase agreement entered into between the Company, Acquisition Sub and Continental (see Note 3). As part of the purchase consideration, the Company assumed Continental's 2010 Equity Incentive Plan and all options granted and issued thereunder such that the Company shall deliver to Continental's option holders, options to purchase an aggregate of such number of shares of the Company's common stock issuable under the Company's equity incentive plan which shall be equal to one option to purchase eight shares of the Company's common stock for every option to purchase 10 shares of Continental's common stock outstanding with a strike price equal to such amount as is required pursuant to the terms of the outstanding option. The 2,248,000 9-year options to purchase shares of common stock at $1.423 per share are subject to a vesting schedule based on the stock option holder's continued employment and services.

The purchase consideration pursuant to the asset purchase agreement included 76,095,214 shares of the Company's stock and the issuance of 41,566,999 stock warrants and 2,248,000 stock options. The issuance of 76,095,214 shares of common stock including the issuance of 41,566,999 stock warrants and 2,248,000 stock options were valued at $14,857,676 (see Note 3). For the year ended December 31, 2011, the Company recognized stock based compensation of $706,281 which represents the portion of the vested replacement option awards attributable to post-combination services due to the assumption of the stock options of Continental which was accounted for under ASC 805-30-30-9 (“Acquirer Share-Based Payment Awards Exchanged for Awards Held by the Acquiree's Employees). These options were valued on the grant date at $1.11 per option using a Black-Scholes option pricing model with the following assumptions: stock price of $1.10 per share, volatility of 196%, expected term of 10 years, and a risk free interest rate of 2.99%. At December 31, 2011, there was a total of $1,268,649 of unrecognized compensation expense related to these non-vested replacement option awards.

During the year ended December 31, 2011, 1,950,000 options were forfeited in accordance with the termination of employee and consultant relationships.

A summary of the stock options as of December 31, 2011 and 2010 and changes during the period are presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance at inception	-	$-	-
Granted	3,050,000	0.60	9.45
Exercised	-	-	-
Forfeited	(200,000)	0.60	9.51
Cancelled	-	-	-
Balance at December 31, 2010	2,850,000	0.60	9.45
Granted	2,648,000	1.36	8.96
Exercised	-	-	-
Forfeited	(1,950,000)	0.41	8.84
Cancelled	-	-	-
Balance outstanding at the end of year	3,548,000	$1.11	8.45

Options exercisable at end of year	-	$-
Options expected to vest	1,778,533
Weighted average fair value of options granted during the period		$1.09

Stock options outstanding at December 31, 2011 as disclosed in the above table have no intrinsic value at the end of the year December 31, 2011.

Common Stock Warrants

On July 22, 2011, the Company granted 2,248,000 stock options and warrants to purchase 41,566,999 shares of common stock pursuant to an asset purchase agreement entered into between the Company, Acquisition Sub, and Continental (see Note 3). As part of the purchase consideration, the Company assumed the outstanding warrants to purchase shares of Continental's common stock such that the Company shall deliver to the holders of Continental's warrants, warrants to purchase shares of the Company's common stock which shall be equal to one warrant to purchase eight shares of the Company's common stock for every warrant to purchase ten shares Continental's common stock outstanding at an exercise price equal to such amount as is required pursuant to the terms of the outstanding warrants. The assumption of stock warrants was replaced with the Company's 3,200,000 4.5-year warrants to purchase shares of common stock at $2.835 per share granted to an affiliated company and its assignees which are subject to a vesting schedule based on the warrant holder's continued services and the Company's 38,366,999 (ranging from 5 months to 4.60 years) warrants to purchase shares of common stock at an exercise price of $2.835 which were related to private placement sale of the Company's common stock.

The purchase consideration pursuant to the asset purchase agreement included 76,095,214 shares of the Company's stock and the issuance of 41,566,999 stock warrants and 2,248,000 stock options. The issuance of 76,095,214 shares of common stock including the issuance of 41,566,999 stock warrants and 2,248,000 stock options were valued at $14,857,676 (see Note 3).  The Company recognized stock based compensation of $1,528,158 which represents the portion of the vested replacement warrants awards attributable to post-combination services due to the assumption of the stock warrants of Continental which was accounted for under ASC 805-30-30-9 (“Acquirer Share-Based Payment Awards Exchanged for Awards Held by the Acquiree's Employees). These warrantss were valued on the grant date at $1.11 per option using a Black-Scholes option pricing model with the following assumptions: stock price of $1.10 per share, volatility of 193%, expected term of 10 years, and a risk free interest rate of 1.56%. At December 31, 2011, there was a total of $165,730 of unrecognized compensation expense related to these non-vested replacement warrant awards.

Out of the warrants to purchase 41,566,999 shares of common stock discussed above, a total of 2,050,666 4.5-year warrants were granted to an affiliated company, whereby the Company's Member of the Board of directors is the President of the affiliated company.

On September 29, 2011, the Company sold 3,284,396 shares of newly designated Series C Convertible Preferred Stock and two-year warrants to purchase 9,853,188 shares of Common Stock at an exercise price of $0.60 per share for an aggregate purchase price of $3,284,396. The stock warrants may be exercised until the second anniversary of issuance at a cash exercise price of $0.60 per share, subject to adjustment. These stock warrants may be exercised on a cashless basis at any time after the original date of issuance. On September 29, 2011, the Company issued 4,429,415 shares of common stock in connection with the exercise of the 9,853,188 stock warrants on a cashless basis.

Between September 2011 and October 2011, the Company sold $1,718,000 of Units pursuant to subscription agreements (the “Subscription Agreements”) for an aggregate sale of 3,436,000 Units (the “Units”), at a purchase price of $0.50 per Unit. Each Unit consists of: (i) one share of Common Stock and (ii) a two year warrant to purchase 50% percent (1,718,000 warrants) of the number of shares of Common Stock at an exercise price of $0.60 per share. The Warrants may be exercised until the second anniversary of their issuance at a cash exercise price of $0.60 per share, subject to adjustment. In September 2011, the Company issued 866,065 shares of common stock in connection with the exercise of these 1,678,000 stock warrants on a cashless basis.

Between October 2011 and December 2011, the Company sold $1,830,000 of Units pursuant to subscription agreements for an aggregate sale of 4,575,000 Units (the “Units”). Additionally, on November 29, 2011, the holder of the Company's 6% note payable converted $611,750 principal balance of the note into an aggregate of 1,529,375 of Units (see Note 8). Each Unit was sold for a purchase price of $0.40 per Unit and consists of: (i) one share of Common Stock and (ii) a two-year warrant to purchase fifty percent of the number of shares of Common Stock (3,052,188 warrants) purchased at an exercise price of $0.60 per share, subject to adjustment upon the occurrence of certain events.

The Warrants sold in the Units above may be exercised at any time on a cashless basis at 100% of the closing price of the Common Stock on the business day immediately prior to the date of exercise.

Following the consummation of the asset purchase agreement with Continental, certain holders of Continental's warrants that were received in connection with the private placement of Continental securities (the “Continental Offering”) asserted certain rights against the Company under Section 5(f) of the Continental Warrants (the “Put Right”), which the Company disputed. On October 3, 2011, the Company, Continental and each of the holders of the Continental Warrants that exercised their Put Right, entered into an Agreement and Release (the “Release”) in which the Company agreed to issue to such holder 2 shares of the Company's common stock (the “Additional Stock”) for every $1.00 invested in the Continental Offering in exchange for cancellation of the Continental Warrants and waiver of ratchet anti-dilution protection from future offerings.  A total of 5,350,000 shares were issued and a total of 4,280,000 stock warrants to purchase shares of the Company's common stock (equivalent to 5,350,000 Continental warrants) were cancelled in connection with the settlement of the Put Rights.

In connection with an advisory and consulting agreement, in December 2011, the Company issued 600,000 shares of the to a consultant who previously acted as a placement agent of the Parent Company whereby the consultant received warrants to purchase Continental's common stock. Such warrants were assumed by the Company pursuant to the asset purchase agreement entered into with Continental. Additionally, the consultant agreed to cancel 1,056,045 assumed warrants and waive any right to receive the Company's warrants.

A summary of the status of the Company's outstanding stock warrants as of December 31, 2011 and 2010 and changes during the period then ended is as follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance at inception	-	$-	-
Granted	-	-	-
Cancelled	-	-	-
Forfeited	-	-	-
Exercised	-	-	-
Balance at December 31, 2010	-	-	-
Granted	56,190,375	2.25	3.25
Cancelled	(5,336,045)	2.84	4.40
Forfeited	(3,720,000)	2.84	-
Exercised	(11,531,188)	0.60	2.00
Balance at December 31, 2011	35,603,142	$2.64	3.94

Warrants exercisable at December 31, 2011	35,603,142	$2.64	3.94

Weighted average fair value of options granted during the year ended December 31, 2011		$1.06